SHARE CAPITAL	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHARE CAPITAL

NOTE 10 – SHARE CAPITAL

Preferred Stock

The Company has 1,000,000 authorized preferred shares at $0.001 par value.

There were no shares of preferred stock issued and outstanding as of March 31, 2017.

Common Stock

On February 7, 2017, the Company issued 10,000 restricted common shares valued at $0.63 per share for the acquisition of a trademark from an unaffiliated party.

In March 2017, the Company completed and closed a private offering exempt from registration pursuant to Rule 506(b) of Regulation D of 1,000,000 shares of the Company's common stock, par value $0.001, issued at $0.75 per share for cash proceeds of $750,000. No brokers or underwriters were utilized in this offering and no commissions were paid. During the three months ended March 31, 2017, the Company issued 225,000 restricted common shares valued at $242,000 to consultants to assist in managing its locations and locating future expansion of future restaurants.

During the three months March 31, 2017, the Company issued 306,250 restricted common shares valued at $398,750 to repay certain notes payable assumed from the net assets acquisition.  A loss on debt settlement of $266,250 was incurred related to the repayment of the notes payable.

There were 8,126,583 shares of common stock issued and outstanding as of March 31, 2017.

NOTE 10 – SHARE CAPITAL

Preferred Stock

The Company has 1,000,000 authorized preferred shares at $0.001 par value.

There were no shares of preferred stock issued and outstanding as of December 31, 2016.

Common Stock

On June 29, 2016, the Company issued 25,333 restricted common shares at $0.375 as partial deposit payment for a construction and design contract valued at $250,000 on the second restaurant location in Costa del Este, Panama which will start in March 2017.

On August 29, 2016, the Company issued 40,000 restricted common shares at $0.375 as partial payment for the acquisition of kitchen equipment and supplies.

On October 12, 2016, the Company completed and closed its registered public offering of 1,000,000 unrestricted common shares issued for cash at $0.375 during year ended December 31, 2016, for net cash proceeds of $375,000

There were 6,585,333 shares of common stock issued and outstanding as of December 31, 2016.